SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	Mar. 10, 2023	Mar. 08, 2023
Subsequent Event [Line Items]
Percentage of shares acquire of DataPath Inc.		100.00%
Subsidiary cash and cash equivalents in SVB	$ 1,200